Pledge of Assets	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Pledge of Assets
16.	PLEDGE OF ASSETS

As of December 31, 2012 and 2013, trading and available-for-sale securities amounting to Rmb38,241 and Rmb54,769 (US$ 9,047) are collateralized to secure the security trading margin facilities of the Company.